                               NATIONWIDE(R)
                              VLI SEPARATE
                                ACCOUNT-3

                              ANNUAL REPORT
                                   TO
                             CONTRACT OWNERS
                            DECEMBER 31, 1998


                    NATIONWIDE LIFE INSURANCE COMPANY
                       HOME OFFICE: COLUMBUS, OHIO

                    NATIONWIDE LIFE INSURANCE COMPANY
             ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                         [GRAPHIC OF PRESIDENT]


                           PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VLI
         Separate Account-3.

         Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

         The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

         We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.

                 [GRAPHIC OF JOSEPH J. GASPER SIGNATURE]

                       Joseph J. Gasper, President
                            February 16, 1999

                                NATIONWIDE VLI SEPARATE ACCOUNT-3

                  STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                        DECEMBER 31, 1998



ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
   138,182 shares (cost $781,557)........................................................................    $958,981
American Century VP - American Century VP Balanced (ACVPBal)
   2,211 shares (cost $16,283) ...........................................................................     18,442
American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
   6,299 shares (cost $62,625) ...........................................................................     56,814
American Century VP - American Century VP Income & Growth (ACVPIncGr)
   573 shares (cost $3,726) ..............................................................................      3,885
American Century VP - American Century VP International (ACVPInt)
   4,532 shares (cost $28,348) ...........................................................................     34,533
American Century VP - American Century VP Value (ACVPValue)
   983 shares (cost $7,028) ..............................................................................      6,618
The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
   2,251 shares (cost $52,029) ...........................................................................     69,972
Dreyfus Stock Index Fund (DryStkIx)
   13,448 shares (cost $307,458) .........................................................................    437,332
Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
   5,612 shares (cost $181,635) ..........................................................................    202,666
Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
   325 shares (cost $7,168) ..............................................................................      7,357
Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
   16,429 shares (cost $356,165) .........................................................................    417,636
Fidelity VIP - Growth Portfolio (FidVIPGr)
   13,963 shares (cost $441,216) .........................................................................    626,500
Fidelity VIP - High Income Portfolio (FidVIPHI)
   4,845 shares (cost $60,198) ...........................................................................     55,868
Fidelity VIP - Overseas Portfolio (FidVIPOv)
   1,089 shares (cost $20,062) ...........................................................................     21,834
Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
   5,251 shares (cost $83,995) ...........................................................................     95,358
Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
   19,995 shares (cost $344,281) .........................................................................    488,670
Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
   353 shares (cost $7,158) ..............................................................................      8,067
Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
   300,479 shares (cost $4,168,296) ......................................................................  7,989,731
Nationwide SAT - Government Bond Fund (NSATGvtBd)
   169,214 shares (cost $1,878,589) ......................................................................  1,978,114
Nationwide SAT - Money Market Fund (NSATMyMkt)
   325,406 shares (cost $325,406) ........................................................................    325,406
Nationwide SAT - Small Company Fund (NSATSmCo)
   2,645 shares (cost $39,219) ...........................................................................     42,339

                                       4

Nationwide SAT - Total Return Fund (NSATTotRe)
   1,031,845 shares (cost $12,400,087 ..............................    18,985,946
Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
   88,386 shares (cost $1,367,924) .................................     1,444,230
Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
   2,376 shares (cost $61,567) .....................................        62,465
Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
   38 shares (cost $492) ...........................................           521
Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
   814 shares (cost $11,211) .......................................        11,245
Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
   6,820 shares (cost $128,895) ....................................       129,103
Oppenheimer VAF - Bond Fund (OppBdFd)
   913 shares (cost $10,935) .......................................        11,248
Oppenheimer VAF - Global Securities Fund (OppGISec)
   3,121 shares (cost $59,501) .....................................        68,884
Oppenheimer VAF - Growth Fund (OppGro)
   261 shares (cost $9,014) ........................................         9,560
Oppenheimer VAF - Multiple Strategies Fund (OppMult)
   524 shares (cost $8,113) ........................................         8,934
Strong Opportunity Fund II, Inc. (StOpp2)
   6,246 shares (cost $122,325) ....................................       135,673
Strong VIF - Strong Discovery Fund II (StDisc2)
   1,486 shares (cost $17,921) .....................................        18,906
Strong VIF - Strong International Stock Fund II (StIntStk2)
   1,415 shares (cost $15,437) .....................................        12,428
Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
   142 shares (cost $1,514) ........................................         1,749
Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
   586 shares (cost $7,633) ........................................         4,172
Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
   592 shares (cost $9,394) ........................................         5,442
Van Kampen American Capital LIT -
Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
   1,516 shares (cost $23,736) .....................................        20,865
Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
   2,419 shares (cost $28,079) .....................................        26,585
Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
   83 shares (cost $882) ...........................................           978
Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
   2,459 shares (cost $35,128) .....................................        39,369

            Total assets ...........................................    34,844,426
ACCOUNTS PAYABLE ...................................................         4,591
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................   $34,839,835

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                   Years Ended December 31, 1998, 1997 and 199


                                                                         TOTAL                                        ACVPADV
                                                ---------------------------------------------  ------------------------------
                                                    1998            1997            1996            1998             1997
                                                -------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                        $       441,432         452,251         447,134          19,123          12,739
  Mortality and expense charges
    (note 3)                                         (251,361)       (208,160)       (159,468)         (3,703)         (3,496
                                                -------------  --------------  --------------  --------------   -------------
    Net investment activity                           190,071         244,091         287,666          15,420           9,243
                                                -------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold                                     2,923,380       2,224,444       1,904,080          78,478         106,359
  Cost of mutual funds sold                        (2,044,536)     (1,729,172)     (1,696,815)        (66,483)        (94,785
                                                -------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     878,844         495,272         207,265          11,995          11,574
  Change in unrealized gain (loss)
    on investments                                  3,011,918       4,439,699       2,051,092          40,889          32,047
                                                -------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  3,890,762       4,934,971       2,258,357          52,884          43,621
                                                -------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                          1,454,945         845,589         830,186          71,955          44,789
                                                -------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                             5,535,778       6,024,651       3,376,209         140,259          97,653
                                                -------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners                                 4,210,270       4,453,849       4,940,306          68,519          62,979
  Transfers between funds                                   -               -               -         (21,014)        (35,911
  Surrenders                                       (1,087,106)       (747,816)       (641,251)        (29,005)        (40,827
  Death benefits (note 4)                            (124,773)        (28,333)         (6,306)        (10,265)              -
  Policy loans (net of repayments) (note 5)
  Deductions for surrender charges                   (859,588)       (891,821)       (635,496)        (18,396)        (18,857
    (note 2d)
  Redemptions to pay cost of insurance               (128,012)       (166,341)       (145,828)         (3,416)         (9,081
    charges and administration
    charges (notes 2b and 2c)
                                                   (2,017,340)     (2,036,264)     (2,089,346)        (23,887)        (10,757
      Net equity transactions                   -------------  --------------  --------------  --------------   -------------
                                                       (6,549)        583,274       1,422,079         (37,464)        (52,454
                                                -------------  --------------  --------------  --------------   -------------
  Net change in contract
    owners' equity
  Contract owners' equity                           5,529,229       6,607,925       4,798,288         102,795          45,199
    beginning of period
                                                   29,310,606      22,702,681      17,904,393         856,191         810,992
  Contract owners' equity                       -------------  --------------  --------------  --------------   -------------
    end of period                             $    34,839,835      29,310,606      22,702,681         958,986         856,191
                                                =============  ==============  ==============  ==============   =============

                                                                                     ACVPBAL
                                              -------------  -----------------------------------------------
                                                   1996             1998           1997            1996
                                              --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                                18,056             373             171             162
  Mortality and expense charges
    (note 3)                                          (2,743)           (147)            (23)           (219)
                                              --------------  --------------  --------------  --------------
    Net investment activity                           15,313             226             148             (57)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold                                      100,725           5,521             560             231
  Cost of mutual funds sold                          (91,177)         (4,833)           (500)           (218)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                      9,548             688              60              13
  Change in unrealized gain (loss)
    on investments                                     5,853            (436)          1,633             891
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    15,401             252           1,693             904
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains                            34,817           2,314             746             207
                                              --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                               65,531           2,792           2,587           1,054
                                              --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners                                   83,479             648           1,313           1,499
  Transfers between funds                            (48,014)              -           3,416           3,453
  Surrenders                                          (9,321)         (3,950)           (113)            (23)
  Death benefits (note 4)                               (407)              -               -               -
  Policy loans (net of repayments) (note 5)
  Deductions for surrender charges                   (40,770)              -               -               -
    (note 2d)
  Redemptions to pay cost of insurance                (2,120)           (465)            (25)             (5)
    charges and administration
    charges (notes 2b and 2c)
                                                      (6,503)           (626)              3               -
      Net equity transactions                 --------------  --------------  --------------  --------------
                                                     (23,656)         (4,393)          4,594           4,924
                                              --------------  --------------  --------------  --------------
  Net change in contract
    owners' equity
  Contract owners' equity                             41,875          (1,601)          7,181           5,978
    beginning of period
                                                     769,117          20,052          12,871           6,893
  Contract owners' equity                     --------------  --------------  --------------  --------------
    end of period                                    810,992          18,451          20,052          12,871
                                              ==============  ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                                 ACVPCAPAP                                        ACVPINCGR
                                               ----------------------------------------------  --------------------------------
                                                     1998           1997             1996           1998             1997
                                               --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends ...................     $            -               -               -              19               -
  Mortality and expense charges
    (note 3) .............................               (377)           (264)           (154)            (12)              -
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity ..............               (377)           (264)           (154)              7               -
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold ..........................             19,751          16,373          17,129             216               -
  Cost of mutual funds sold ..............            (23,525)        (19,447)        (19,961)           (222)              -
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments ........................             (3,774)         (3,074)         (2,832)             (6)              -
  Change in unrealized gain (loss)
    on investments .......................               (284)            367          (5,469)            159               -
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .......             (4,058)         (2,707)         (8,301)            153               -
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains ...............              3,128           1,358           5,393               -               -
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations ..................             (1,307)         (1,613)         (3,062)            160               -
                                               --------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................             8,237          15,247          16,398             402               -
  Transfers between funds ................           (10,313)         12,404           7,093           3,509               -
  Surrenders .............................            (9,003)         (1,216)           (538)              -               -
  Death benefits (note 4) ................                 -               -               -               -               -
  Policy loans (net of repayments) (note 5)            4,905          (6,640)         (2,519)             (4)              -
  Deductions for surrender charges
    (note 2d) ............................            (1,060)           (271)           (122)              -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............            (3,356)         (2,969)         (3,563)           (189)              -
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions ............           (10,590)         16,555          16,749           3,718               -
                                              --------------  --------------  --------------  --------------   -------------
  Net change in contract
    owners' equity .......................           (11,897)         14,942          13,687           3,878               -
  Contract owners' equity
    beginning of period ..................            68,695          53,753          40,066               -               -
                                              --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period ........................     $      56,798          68,695          53,753           3,878               -
                                               ==============  ==============  ==============  ==============   =============

                                                                                 ACVPINT
                                             --------------  ----------------------------------------------
                                                  1996            1998            1997            1996
                                             --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends ...................                -             162             234             335
  Mortality and expense charges
    (note 3) .............................                -            (193)            (54)            (48)
                                             --------------  --------------  --------------  --------------
    Net investment activity ..............                -             (31)            180             287
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold ..........................                -           3,758           6,666           1,044
  Cost of mutual funds sold ..............                -          (2,904)         (5,748)           (990)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments ........................                -             854             918              54
  Change in unrealized gain (loss)
    on investments .......................                -           1,807           2,645           1,724
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments .......                -           2,661           3,563           1,778
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains ...............                -           1,666             451             112
                                             --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations ..................                -           4,296           4,194           2,177
                                             --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................               -           2,509           4,901           4,482
  Transfers between funds ................               -           3,810          (5,070)         18,762
  Surrenders .............................               -          (1,804)              -             (14)
  Death benefits (note 4) ................               -               -               -               -
  Policy loans (net of repayments) (note 5)
  Deductions for surrender charges .......               -             175              (2)              -
    (note 2d).............................               -            (212)              -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............               -          (1,951)         (1,124)           (880)
                                             -------------  --------------  --------------  --------------
      Net equity transactions ............               -           2,527          (1,295)         22,350
                                             -------------  --------------  --------------  --------------
  Net change in contract
    owners' equity .......................               -           6,823           2,899          24,527
  Contract owners' equity
    beginning of period ..................               -          27,751          24,852             325
                                             -------------  --------------  --------------  --------------
  Contract owners' equity
    end of period ........................               -          34,574          27,751          24,852
                                             ==============  ==============  ==============  ==============


                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                                 ACVPVALUE                             DRYSRGRO
                                               ----------------------------------------------  --------------------------------
                                                     1998           1997             1996           1998             1997
                                               --------------  --------------  --------------  --------------   -------------

Investment activity:
  Reinvested dividends ...................                  -               -               -             109             161
  Mortality and expense charges
    (note 3) .............................      $         (32)              -               -            (522)            (88)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity ..............                (32)              -               -            (413)             73
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold ..........................                 30               -               -           9,155           8,378
  Cost of mutual funds sold ..............                (31)              -               -          (5,890)         (5,531)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments ........................                 (1)              -               -           3,265           2,847
  Change in unrealized gain (loss)
    on investments .......................               (410)              -               -           8,420           5,747
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .......               (411)              -               -          11,685           8,594
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains ...............                  5               -               -           2,538           1,233
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations ..................               (438)              -               -          13,810           9,900
                                               --------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................              7,146               -               -           2,861           4,271
  Transfers between funds ................                  -               -               -          17,202           7,312
  Surrenders .............................                  -               -               -         (10,639)           (819)
  Death benefits (note 4).................                  -               -               -               -               -
  Policy loans (net of repayments) (note 5)                 -               -               -           6,949          (8,265)
  Deductions for surrender charges
    (note 2d) ............................                  -               -               -          (1,253)           (182)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............                (165)              -               -          (1,826)              -
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions                            6,981               -               -          13,294           2,317
                                                --------------  --------------  --------------  --------------   -------------
  Net change in contract
    owners' equity .......................               6,543               -               -          27,104          12,217
  Contract owners' equity
    beginning of period ..................                   -               -               -          42,855          30,638
                                                --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period ........................        $       6,543               -               -          69,959          42,855
                                                 ==============  ==============  ==============  ==============   ============

                                                                                     DRYSTKLX
                                               ---------------  ----------------------------------------------
                                                     1996            1998            1997            1996
                                                --------------  --------------  --------------  --------------

Investment activity:
  Reinvested dividends ...................                  69           5,032           4,753           3,193
  Mortality and expense charges
    (note 3) .............................                (834)         (2,715)         (1,726)         (1,138)
                                                --------------  --------------  --------------  --------------
    Net investment activity ..............                (765)          2,317           3,027           2,055
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold ..........................               3,627          71,990          57,672          15,530
  Cost of mutual funds sold ..............              (3,224)        (40,908)        (35,667)        (12,325)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments ........................                 403          31,082          22,005           3,205
  Change in unrealized gain (loss)
    on investments .......................               3,163          58,442          44,911          20,580
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments .......               3,566          89,524          66,916          23,785
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains ...............               1,239             909          10,149           3,230
                                                --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations ..................               4,040          92,750          80,092          29,070
                                                --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................               3,722          44,706          34,802          16,813
  Transfers between funds ................               3,011          55,914          61,294          54,396
  Surrenders .............................                 (59)         (1,238)           (432)              -
  Death benefits (note 4).................                   -               -               -               -
  Policy loans (net of repayments) (note 5)               (121)        (70,038)        (41,395)         (5,987)
  Deductions for surrender charges
    (note 2d).............................                 (13)           (146)            (96)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............                 (277)        (15,056)         (1,428)           (396)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions                             6,263          14,142          52,745          64,826
                                                 --------------  --------------  --------------  --------------
  Net change in contract
    owners' equity .......................               10,303         106,892         132,837          93,896
  Contract owners' equity
    beginning of period ..................               20,335         330,407         197,570         103,674
                                                 --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period ........................               30,638         437,299         330,407         197,570
                                                   ==============  ==============  ==============  ==============

                                                                     (Continued)
                                        8

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                                DryCapAp                                  DryGrInc
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $       1,104              80               -              55              17
  Mortality and expense charges
    (note 3)                                         (508)             (3)              -             (35)              -
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                           596              77               -              20              17
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     11,604             339               -             580           2,217
  Cost of mutual funds sold                       (10,443)           (343)              -            (597)         (2,101)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   1,161              (4)              -             (17)            116
  Change in unrealized gain (loss)
    on investments                                 21,032              (2)              -             236             (48)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 22,193              (6)              -             219              68
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                              3               7               -              67              66
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            22,792              78               -             306             151
                                           --------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners                                 1,324               -               -           6,636             143
  Transfers between funds                         168,936          10,711               -               -           1,402
  Surrenders                                            -               -               -            (491)              -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                            -               -               -             522            (855)
  Deductions for surrender charges
    (note 2d)                                           -               -               -             (58)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (839)           (358)              -            (399)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     169,421          10,353               -           6,210             690
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                192,213          10,431               -           6,516             841
  Contract owners' equity
    beginning of period                            10,431               -               -             841               -
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                            $     202,644         10,431               -           7,357             841
                                           ==============  ==============  ==============  ==============   =============



                                                                         FidVIPEI
                                       ---------------  ----------------------------------------------
                                            1996            1998            1997            1996
                                        --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                               -           6,967           6,340             121
  Mortality and expense charges
    (note 3)                                         -          (3,240)         (2,750)           (540)
                                        --------------  --------------  --------------  --------------
    Net investment activity                          -           3,727           3,590            (419)
                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                       -         178,067          38,671          15,900
  Cost of mutual funds sold                          -        (146,020)        (30,850)        (14,221)
                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                    -          32,047           7,821           1,679
  Change in unrealized gain (loss)
    on investments                                   -         (19,152)         59,409          17,568
                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   -          12,895          67,230          19,247
                                        --------------  --------------  --------------  --------------
  Reinvested capital gains                           -          24,794          31,876           3,459
                                        --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                              -          41,416         102,696          22,287
                                        --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners                                  -          35,661          47,085          36,603
  Transfers between funds                            -        (133,030)        129,355         125,859
  Surrenders                                         -            (836)           (837)            (66)
  Death benefits (note 4)                            -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                         -          (2,005)         (1,733)         (7,971)
  Deductions for surrender charges
    (note 2d)                                        -             (98)           (186)            (15)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        -         (20,482)        (18,859)        (11,500)
                                        --------------  --------------  --------------  --------------
      Net equity transactions                        -        (120,790)        154,825         142,910
                                        --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                   -         (79,374)        257,521         165,197
  Contract owners' equity
    beginning of period                              -         496,985         239,464          74,267
                                        --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                    -         417,611         496,985         239,464
                                        ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996


                                                             FIDVIPGR                                         FIDVIPHI
                                           ----------------------------------------------  ---------------------------------
                                                 1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $       2,130           2,197             421           4,477           2,716
  Mortality and expense charges
    (note 3)                                       (3,719)         (2,912)         (1,363)           (355)           (139)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                        (1,589)           (715)           (942)          4,122           2,577
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     29,372          48,582          27,126          11,788           4,631
  Cost of mutual funds sold                       (23,004)        (42,413)        (27,861)        (10,748)         (4,489)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   6,368           6,169            (735)          1,040             142
  Change in unrealized gain (loss)
    on investments                                107,317          60,938          21,417         (10,637)          4,024
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                113,685          67,107          20,682          (9,597)          4,166
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         55,712           9,833          10,639           2,845             336
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                           167,808          76,225          30,379          (2,630)          7,079
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                60,527          63,266          61,227          11,217           8,521
  Transfers between funds                          17,221          (3,635)         96,027          (6,831)         11,758
  Surrenders                                      (10,674)         (2,747)            (96)           (397)            333
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                         (194)        (18,648)        (10,864)           (540)         (3,725)
  Deductions for surrender charges
    (note 2d)                                      (1,257)           (611)            (22)            (47)             74
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                     (23,389)         (9,218)         (8,404)         (3,438)         (3,408)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      42,234          28,407         137,868             (36)         13,553
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                210,042         104,632         168,247          (2,666)         20,632
  Contract owners' equity
    beginning of period                           416,421         311,789         143,542          58,539          37,907
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $     626,463         416,421         311,789          55,873          58,539
                                           ==============  ==============  ==============  ==============   =============

                                                                          FIDVIPOV
                                       --------------  ----------------------------------------------
                                            1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                          1,018             335             360             104
  Mortality and expense charges
    (note 3)                                     (121)           (153)            (61)           (136)
                                       --------------  --------------  --------------  --------------
    Net investment activity                       897             182             299             (32)
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                  9,726           1,816           8,615           1,493
  Cost of mutual funds sold                    (9,709)         (1,637)         (7,746)         (1,422)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                  17             179             869              71
  Change in unrealized gain (loss)
    on investments                              1,860             503            (618)          1,622
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments              1,877             682             251           1,693
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                        199             987           1,428             114
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                         2,973           1,851           1,978           1,775
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                            10,642           3,023           3,857           2,792
  Transfers between funds                      13,888           2,264          (5,213)          8,008
  Surrenders                                     (588)              -             (81)            (34)
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                      108          (1,604)         (2,330)           (566)
  Deductions for surrender charges
    (note 2d)                                    (134)              -             (18)             (8)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                  (2,307)         (1,083)           (748)           (816)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                  21,609           2,600          (4,533)          9,376
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                             24,582           4,451          (2,555)         11,151
  Contract owners' equity
    beginning of period                        13,325          17,383          19,938           8,787
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                              37,907          21,834          17,383          19,938
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                             FIDVIPAM                                        FIDVIPCON
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $       4,043           3,614           2,404           2,496           2,011
  Mortality and expense charges
    (note 3)                                         (823)           (414)           (644)         (2,561)         (1,607)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                         3,220           3,200           1,760             (65)            404
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     52,116          42,295           8,996          48,520           7,477
  Cost of mutual funds sold                       (46,800)        (36,365)         (8,025)        (31,647)         (5,308)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   5,316           5,930             971          16,873           2,169
  Change in unrealized gain (loss)
    on investments                                 (5,723)          6,372           7,164          77,750          51,877
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   (407)         12,302           8,135          94,623          54,046
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         12,128           9,065           1,983          18,366           5,315
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            14,941          24,567          11,878         112,924          59,765
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 9,641           8,749          12,328          21,970          18,570
  Transfers between funds                           1,888          20,102          24,141          22,252         164,277
  Surrenders                                            -               -               -          (3,320)            360
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                      (48,271)        (31,692)         (7,839)         (9,514)         (5,718)
  Deductions for surrender charges
    (note 2d)                                           -               -               -            (391)             80
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (3,950)         (3,114)         (2,598)         (7,785)         (2,157)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (40,692)         (5,955)         26,032          23,212         175,412
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                (25,751)         18,612          37,910         136,136         235,177
  Contract owners' equity
    beginning of period                           121,091         102,479          64,569         352,512         117,335
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      95,340         121,091         102,479         488,648         352,512
                                           ==============  ==============  ==============  ==============   =============

                                                                          FIDVIPGROP
                                        ---------------  ----------------------------------------------
                                             1996            1998            1997            1996
                                         --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                                -               9               -               -
  Mortality and expense charges
    (note 3)                                       (394)            (32)              -               -
                                         --------------  --------------  --------------  --------------
    Net investment activity                        (394)            (23)              -               -
                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                    7,841             918               -               -
  Cost of mutual funds sold                      (7,270)           (910)              -               -
                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   571               8               -               -
  Change in unrealized gain (loss)
    on investments                               14,624             909               -               -
                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments               15,195             917               -               -
                                         --------------  --------------  --------------  --------------
  Reinvested capital gains                          536              33               -               -
                                         --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                          15,337             927               -               -
                                         --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                              21,257           3,849               -               -
  Transfers between funds                        52,630           4,426               -               -
  Surrenders                                       (469)              -               -               -
  Death benefits (note 4)                             -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                     (5,191)           (832)              -               -
  Deductions for surrender charges
    (note 2d)                                      (107)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                    (2,039)           (296)              -               -
                                         --------------  --------------  --------------  --------------
      Net equity transactions                    66,081           7,147               -               -
                                         --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                               81,418           8,074               -               -
  Contract owners' equity
    beginning of period                          35,917               -               -               -
                                         --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                               117,335           8,074               -               -
                                         ==============  ==============  ==============  ==============

                                                                     (Continued)
                                       11

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                             NSATCAPAP                                       NSATGVTBD
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------


Investment activity:
  Reinvested dividends                      $      56,511          57,171          56,557          99,695          93,642
  Mortality and expense charges
    (note 3)                                      (54,976)        (44,903)        (30,916)        (15,337)        (12,402)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                         1,535          12,268          25,641          84,358          81,240
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                    466,891         227,802         251,374         208,750         196,884
  Cost of mutual funds sold                      (201,555)       (125,614)       (178,975)       (194,080)       (200,136)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                 265,336         102,188          72,399          14,670          (3,252)
  Change in unrealized gain (loss)
    on investments                              1,310,092       1,282,125         651,041          29,475          48,181
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments              1,575,428       1,384,313         723,440          44,145          44,929
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                        221,169         131,565         129,452           9,470               -
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                         1,798,132       1,528,146         878,533         137,973         126,169
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                               706,503         576,936         689,709         575,305         668,858
  Transfers between funds                          82,239          35,346         (72,830)        (30,016)        (92,915)
  Surrenders                                     (232,748)       (128,728)        (83,559)        (61,261)        (50,560)
  Death benefits (note 4)                         (52,012)           (324)         (1,427)              -            (360)
  Policy loans (net of repayments)
    (note 5)                                     (192,222)       (158,076)       (152,508)        (17,667)        (41,260)
  Deductions for surrender charges
    (note 2d)                                     (27,407)        (28,634)        (19,002)         (7,214)        (11,246)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                    (304,373)       (117,273)       (125,274)       (255,843)       (449,664)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (20,020)        179,247         235,109         203,304          22,853
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                              1,778,112       1,707,393       1,113,642         341,277         149,022
  Contract owners' equity
    beginning of period                         6,211,213       4,503,820       3,390,178       1,636,721       1,487,699
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $   7,989,325       6,211,213       4,503,820       1,977,998       1,636,721
                                           ==============  ==============  ==============  ==============   =============

                                                                        NSATMYMKT
                                       --------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------


Investment activity:
  Reinvested dividends                         94,842          17,712          18,569          19,727
  Mortality and expense charges
    (note 3)                                  (11,622)         (2,877)         (2,145)         (2,828)
                                       --------------  --------------  --------------  --------------
    Net investment activity                    83,220          14,835          16,424          16,899
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                404,881         213,696         143,558         113,843
  Cost of mutual funds sold                  (419,505)       (213,696)       (143,558)       (113,843)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                             (14,624)              -               -               -
  Change in unrealized gain (loss)
    on investments                            (29,088)              -               -               -
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments            (43,712)              -               -               -
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                          -               -               -               -
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                        39,508          14,835          16,424          16,899
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                           715,338          17,951         134,226         191,272
  Transfers between funds                    (217,365)          7,464         (45,033)         10,558
  Surrenders                                  (92,984)        (21,098)         (4,916)        (17,532)
  Death benefits (note 4)                         (62)              1               -               1
  Policy loans (net of repayments)
    (note 5)                                  (55,560)          4,580          (5,585)         (4,237)
  Deductions for surrender charges
    (note 2d)                                 (21,146)         (2,484)         (1,093)         (3,991)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                (466,215)        (48,312)       (139,235)       (203,728)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                (137,994)        (41,898)        (61,636)        (27,657)
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                            (98,486)        (27,063)        (45,212)        (10,758)
  Contract owners' equity
    beginning of period                     1,586,185         352,121         397,333         408,091
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                           1,487,699         325,058         352,121         397,333
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                              NSATSMCO                                      NSATTOTRE
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $           -               -             121         184,659         221,608
  Mortality and expense charges
    (note 3)                                         (390)           (209)           (170)       (141,818)       (122,321)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                          (390)           (209)            (49)         42,841          99,287
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     28,399           9,361          10,050       1,085,788       1,020,699
  Cost of mutual funds sold                       (26,375)         (8,181)         (9,040)       (618,881)       (706,961)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   2,024           1,180           1,010         466,907         313,738
  Change in unrealized gain (loss)
    on investments                                 (4,434)          5,948           1,523       1,557,136       2,648,777
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (2,410)          7,128           2,533       2,024,043       2,962,515
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                              -           1,655             219         738,779         518,789
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            (2,800)          8,574           2,703       2,805,663       3,580,591
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 7,939          11,847           4,298       2,325,426       2,521,846
  Transfers between funds                         (17,351)          2,997          32,760         (61,885)       (308,827)
  Surrenders                                       (1,102)            (27)              -        (585,152)       (451,045)
  Death benefits (note 4)                               -               -               -         (62,497)        (27,649)
  Policy loans (net of repayments)
    (note 5)                                       (2,666)         (2,640)         (1,966)       (458,542)       (473,902)
  Deductions for surrender charges
    (note 2d)                                        (130)             (6)              -         (68,905)       (100,329)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (2,320)              -            (207)     (1,193,693)     (1,217,219)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (15,630)         12,171          34,885        (105,248)        (57,125)
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                (18,430)         20,745          37,588       2,700,415       3,523,466
  Contract owners' equity
    beginning of period                            60,766          40,021           2,433      16,284,321      12,760,855
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      42,336          60,766          40,021      18,984,736      16,284,321
                                           ==============  ==============  ==============  ==============   =============

                                                                         NBAMTBAL
                                       ---------------  ----------------------------------------------
                                            1996            1998            1997            1996
                                        --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                         220,034          33,067          22,402          26,709
  Mortality and expense charges
    (note 3)                                   (89,084)        (11,829)        (10,350)         (9,145)
                                        --------------  --------------  --------------  --------------
    Net investment activity                    130,950          21,238          12,052          17,564
                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                 607,687         210,279         155,218         219,724
  Cost of mutual funds sold                   (492,296)       (210,334)       (142,708)       (205,327)
                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                              115,391             (55)         12,510          14,397
  Change in unrealized gain (loss)
    on investments                           1,431,671        (110,079)        139,695        (107,617)
                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments           1,547,062        (110,134)        152,205         (93,220)
                                        --------------  --------------  --------------  --------------
  Reinvested capital gains                     481,673         232,254          57,499         148,526
                                        --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                      2,159,685         143,358         221,756          72,870
                                        --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                          2,781,851         200,479         176,325         224,381
  Transfers between funds                     (184,767)        (92,088)        (62,137)        (57,437)
  Surrenders                                  (337,925)        (78,898)        (42,668)        (96,680)
  Death benefits (note 4)                       (3,966)              -               -            (445)
  Policy loans (net of repayments)
    (note 5)                                  (302,135)        (35,809)        (49,326)        (12,532)
  Deductions for surrender charges
    (note 2d)                                  (76,848)         (9,291)         (9,491)        (21,986)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)               (1,194,716)        (75,520)        (49,735)        (54,729)
                                        --------------  --------------  --------------  --------------
      Net equity transactions                  681,494         (91,127)        (37,032)        (19,428)
                                        --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                           2,841,179          52,231         184,724          53,442
  Contract owners' equity
    beginning of period                      9,919,676       1,389,720       1,204,996       1,151,554
                                        --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                           12,760,855       1,441,951       1,389,720       1,204,996
                                        ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                             NBAMTGRO                                       NBAMTGUARD
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------


Investment activity:
  Reinvested dividends                      $            -               -              19               -               -
  Mortality and expense charges
    (note 3)                                         (359)           (295)             (8)             (1)              -
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                          (359)           (295)             11              (1)              -
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     15,315          36,777           3,795             440               -
  Cost of mutual funds sold                       (14,646)        (33,554)         (3,918)           (435)              -
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     669           3,223            (123)              5               -
  Change in unrealized gain (loss)
    on investments                                 (6,710)          7,904              (9)             29               -
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (6,041)         11,127            (132)             34               -
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         15,182           4,858           4,370               -               -
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                             8,782          15,690           4,249              33               -
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                10,274          11,927          13,986              56               -
  Transfers between funds                          (5,544)         (9,110)         10,801             432               -
  Surrenders                                       (9,851)         (2,224)            (63)              -               -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        6,335         (15,013)         (2,120)              -               -
  Deductions for surrender charges
    (note 2d)                                      (1,160)           (495)            (14)              -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (4,235)         (3,519)         (3,008)             (9)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      (4,181)        (18,434)         19,582             479               -
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                  4,601          (2,744)         23,831             512               -
  Contract owners' equity
    beginning of period                            57,881          60,625          36,794               -               -
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      62,482          57,881          60,625             512               -
                                           ==============  ==============  ==============  ==============   =============

                                                                        NBAMTLMAT
                                       --------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------


Investment activity:
  Reinvested dividends                              -             645             516             663
  Mortality and expense charges
    (note 3)                                        -            (106)           (552)           (197)
                                       --------------  --------------  --------------  --------------
    Net investment activity                         -             539             (36)            466
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                      -             915           3,804             497
  Cost of mutual funds sold                         -            (957)         (3,809)           (508)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   -             (42)             (5)            (11)
  Change in unrealized gain (loss)
    on investments                                  -            (148)            143            (203)
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  -            (190)            138            (214)
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                          -               -               -               -
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                             -             349             102             252
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 -           1,277           2,269           2,726
  Transfers between funds                           -               -          (2,841)            734
  Surrenders                                        -               -               -               -
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        -               3            (613)              -
  Deductions for surrender charges
    (note 2d)                                       -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       -            (425)              -               -
                                       --------------  --------------  --------------  --------------
      Net equity transactions                       -             855          (1,185)          3,460
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                  -           1,204          (1,083)          3,712
  Contract owners' equity
    beginning of period                             -          10,016          11,099           7,387
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                   -          11,220          10,016          11,099
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996


                                                             NBAMTPART                                        OPPBDFD
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested dividends
  Mortality and expense charges             $         542             209              56              70             301
    (note 3)                                         (807)           (364)            (24)           (102)             (7)
    Net investment activity                --------------  --------------  --------------  --------------   -------------
                                                     (265)           (155)             32             (32)            294
                                           --------------  --------------  --------------  --------------   -------------
  Proceeds from mutual fund
   shares sold                                     69,018           4,174           1,501             805           5,913
  Cost of mutual funds sold                       (55,703)         (2,766)         (1,245)           (774)         (5,797)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                  13,315           1,408             256              31             116
  Change in unrealized gain (loss)
    on investments                                (27,406)         20,920           5,709             242             (18)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                (14,091)         22,328           5,965             273              98
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         17,062           3,214             700              63              17
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                             2,706          25,387           6,697             304             409
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                19,544          13,757           3,023              13             762
  Transfers between funds                           3,492          40,368          27,787           7,798          (6,410)
  Surrenders                                      (11,127)            (29)              -               -             (75)
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                      (12,996)          1,787            (728)           (277)          1,767
  Deductions for surrender charges
    (note 2d)                                      (1,310)             (6)              -               -             (17)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (5,165)         (1,852)           (289)           (680)           (313)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      (7,562)         54,025          29,793           6,854          (4,286)
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                 (4,856)         79,412          36,490           7,158          (3,877)
  Contract owners' equity
    beginning of period                           133,951          54,539          18,049           4,084           7,961
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity                   $     129,095         133,951          54,539          11,242           4,084
    end of period                           ==============  ==============  ==============  ==============   =============

                                                                            OPPGLSEC
                                           --------------  ----------------------------------------------
                                               1996            1998            1997            1996
                                           --------------  --------------  --------------  --------------
  Reinvested dividends
  Mortality and expense charges                       383           1,229             476               -
    (note 3)                                         (291)           (386)           (139)            (93)
    Net investment activity                --------------  --------------  --------------  --------------
                                                       92             843             337             (93)
                                           --------------  --------------  --------------  --------------
  Proceeds from mutual fund
   shares sold                                     13,884          10,115           1,007             529
  Cost of mutual funds sold                       (14,003)         (7,187)           (783)           (486)
                                           --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                    (119)          2,928             224              43
  Change in unrealized gain (loss)
    on investments                                    (46)           (402)          7,389           2,513
                                           --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   (165)          2,526           7,613           2,556
                                           --------------  --------------  --------------  --------------
  Reinvested capital gains                              5           4,626               -               -
                                           --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                               (68)          7,995           7,950           2,463
                                           --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 1,438           9,045          11,574           2,683
  Transfers between funds                           3,239           2,264          15,543          11,587
  Surrenders                                          (30)         (3,712)            (39)            (42)
  Death benefits (note 4)                               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                       (3,581)           (727)           (172)              -
  Deductions for surrender charges
    (note 2d)                                          (7)           (437)             (9)             (9)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (339)         (2,073)         (1,248)           (157)
                                           --------------  --------------  --------------  --------------
      Net equity transactions                         720           4,360          25,649          14,062
                                           --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                    652          12,355          33,599          16,525
  Contract owners' equity
    beginning of period                             7,309          56,530          22,931           6,406
                                           --------------  --------------  --------------  --------------
  Contract owners' equity                           7,961          68,885          56,530          22,931
    end of period                           ==============  ==============  ==============  ==============

                                                                     (Continued)
                                       15

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996



                                                              OPPGRO                                          OPPMULT
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                     $           23               -               -              74             226
  Mortality and expense charges
    (note 3)                                          (36)              -               -             (47)             (5)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                           (13)              -               -              27             221
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                      1,325               -               -               -              32
  Cost of mutual funds sold                        (1,165)              -               -               -             (30)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     160               -               -               -               2
  Change in unrealized gain (loss)
    on investments                                    546               -               -              36             484
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                    706               -               -              36             486
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                            280               -               -             431             159
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                               973               -               -             494             866
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 4,311              75               -           1,130             670
  Transfers between funds                           4,149             427               -               -           1,962
  Surrenders                                            -               -               -               -               -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                            -               -               -               -               -
  Deductions for surrender charges
    (note 2d)                                           -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (369)              -               -            (404)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                       8,091             502               -             726           2,632
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                  9,064             502               -           1,220           3,498
  Contract owners' equity
    beginning of period                               502               -               -           7,722           4,224
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                          $        9,566             502               -           8,942           7,722
                                           ==============  ==============  ==============  ==============   =============

                                                                          STOPP2
                                      ---------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                            163             314             342             354
  Mortality and expense charges
    (note 3)                                       (7)           (870)           (480)           (339)
                                       --------------  --------------  --------------  --------------
    Net investment activity                       156            (556)           (138)             15
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                     38          18,389           6,165           9,897
  Cost of mutual funds sold                       (35)        (13,936)         (4,969)         (8,977)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   3           4,453           1,196             920
  Change in unrealized gain (loss)
    on investments                                271          (4,471)         11,339           5,190
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                274             (18)         12,535           6,110
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                         52          16,130           7,197           1,657
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                           482          15,556          19,594           7,782
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                               413          14,991          20,886          13,726
  Transfers between funds                       1,268           7,055          20,468           4,803
  Surrenders                                        -          (5,800)         (1,798)           (693)
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        -          (4,632)         (2,348)           (565)
  Deductions for surrender charges
    (note 2d)                                       -            (683)           (400)           (158)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       -          (5,924)           (475)           (546)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                   1,681           5,007          36,333          16,567
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                              2,163          20,563          55,927          24,349
  Contract owners' equity
    beginning of period                         2,061         115,087          59,160          34,811
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                               4,224         135,650         115,087          59,160
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                              STDISC2                                        STINTSTK2
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                     $            -               -             975             149             238
  Mortality and expense charges
    (note 3)                                         (190)            (67)           (238)         (1,320)            (24)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                          (190)            (67)            737          (1,171)            214
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     20,350           5,639           3,891           1,066           2,020
  Cost of mutual funds sold                       (19,537)         (6,370)         (4,377)         (1,378)         (2,347)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     813            (731)           (486)           (312)           (327)
  Change in unrealized gain (loss)
    on investments                                 (1,342)          3,473          (1,385)           (546)         (2,400)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   (529)          2,742          (1,871)           (858)         (2,727)
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                            367               -           1,184               -             356
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                              (352)          2,675              50          (2,029)         (2,157)
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 6,563           4,874           5,381           3,584           2,885
  Transfers between funds                         (16,445)          9,677           3,290               -          (1,813)
  Surrenders                                       (1,636)            (98)              -            (344)              -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                         (245)           (290)         (2,611)              -               -
  Deductions for surrender charges
    (note 2d)                                        (193)            (22)              -             (40)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (918)           (438)              -            (601)           (341)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (12,874)         13,703           6,060           2,599             731
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                (13,226)         16,378           6,110             570          (1,426)
  Contract owners' equity
    beginning of period                            32,100          15,722           9,612          11,856          13,282
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      18,874          32,100          15,722          12,426          11,856
                                            ==============  ==============  ==============  ==============   =============

                                                                           VEWRLDBD
                                        ---------------  ----------------------------------------------
                                             1996            1998            1997            1996
                                         --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                               36              15              55              19
  Mortality and expense charges
    (note 3)                                     (5,464)            (31)             (1)            (94)
                                         --------------  --------------  --------------  --------------
    Net investment activity                      (5,428)            (16)             54             (75)
                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                      380             129             197             138
  Cost of mutual funds sold                        (376)           (128)           (205)           (141)
                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                     4               1              (8)             (3)
  Change in unrealized gain (loss)
    on investments                                  (63)            184             (12)             60
                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (59)            185             (20)             57
                                         --------------  --------------  --------------  --------------
  Reinvested capital gains                            -               -               -               -
                                         --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                          (5,487)            169              34             (18)
                                         --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                               6,572             204             170             143
  Transfers between funds                        12,252               -               -           1,056
  Surrenders                                          -               -               -               -
  Death benefits (note 4)                             -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                          -               -               -               -
  Deductions for surrender charges
    (note 2d)                                         -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       (55)           (199)           (300)              -
                                         --------------  --------------  --------------  --------------
      Net equity transactions                    18,769               5            (130)          1,199
                                         --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                               13,282             174             (96)          1,181
  Contract owners' equity
    beginning of period                               -           1,602           1,698             517
                                         --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                13,282           1,776           1,602           1,698
                                          ==============  ==============  ==============  ==============

                                                                     (Continued)
                                       17

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996



                                                            VEWRLDEMKT                                       VEWRLDHAS
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                     $           48               1               -              51             360
  Mortality and expense charges
    (note 3)                                          (23)             (1)              -            (140)            (33)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                            25               -               -             (89)            327
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                      2,898           1,348               -           8,612          17,573
  Cost of mutual funds sold                        (4,179)         (1,356)              -          (9,488)        (18,952)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                  (1,281)             (8)              -            (876)         (1,379)
  Change in unrealized gain (loss)
    on investments                                 (1,171)         (2,290)              -          (3,152)           (566)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (2,452)         (2,298)              -          (4,028)         (1,945)
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                             43               -               -           1,261             487
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            (2,384)         (2,298)              -          (2,856)         (1,131)
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                   218              35               -           1,314             151
  Transfers between funds                              (1)         11,824               -          (6,736)         12,753
  Surrenders                                         (248)              -               -            (232)        (12,552)
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                          537            (793)              -          (1,534)            796
  Deductions for surrender charges
    (note 2d)                                         (29)              -               -             (27)         (2,792)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (2,697)              -               -            (579)           (521)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      (2,220)         11,066               -          (7,794)         (2,165)
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                 (4,604)          8,768               -         (10,650)         (3,296)
  Contract owners' equity
    beginning of period                             8,768               -               -          16,122          19,418
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                          $        4,164           8,768               -           5,472          16,122
                                           ==============  ==============  ==============  ==============   =============


                                                                        VKMSRESEC
                                      ---------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                            291              38             550              41
  Mortality and expense charges
    (note 3)                                     (448)           (166)            (43)            (77)
                                       --------------  --------------  --------------  --------------
    Net investment activity                      (157)           (128)            507             (36)
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                 19,584          11,641           9,603               -
  Cost of mutual funds sold                   (18,863)        (12,855)         (7,795)              -
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                 721          (1,214)          1,808               -
  Change in unrealized gain (loss)
    on investments                               (256)         (3,184)           (426)            732
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                465          (4,398)          1,382             732
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                        285             378           1,812              19
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                           593          (4,148)          3,701             715
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                             1,377           3,108           4,935             738
  Transfers between funds                      22,438           8,994           9,274           2,741
  Surrenders                                      (80)         (2,261)            (27)              -
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                  (10,452)         (4,523)         (1,533)              -
  Deductions for surrender charges
    (note 2d)                                     (18)           (266)             (6)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                    (529)         (1,008)             11               -
                                       --------------  --------------  --------------  --------------
      Net equity transactions                  12,736           4,044          12,654           3,479
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                             13,329            (104)         16,355           4,194
  Contract owners' equity
    beginning of period                         6,089          20,959           4,604             410
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                              19,418          20,855          20,959           4,604
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996


                                                             WPINTEQ                                         WPPVENCAP
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------


Investment activity:
  Reinvested dividends                     $          156             192             261               -               -
  Mortality and expense charges
    (note 3)                                         (169)            (70)            (39)             (5)              -
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                           (13)            122             222              (5)              -
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                      5,243           7,011           7,425               -               -
  Cost of mutual funds sold                        (5,782)         (6,378)         (7,302)              -               -
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                    (539)            633             123               -               -
  Change in unrealized gain (loss)
    on investments                                  1,522          (3,096)             23              96               -
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                    983          (2,463)            146              96               -
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                              -           1,329             116               -               -
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                               970          (1,012)            484              91               -
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 7,022           6,856           3,666             908               -
  Transfers between funds                          (4,285)          3,823          14,184               -               -
  Surrenders                                            -          (1,349)              -               -               -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                          (94)         (3,408)         (1,405)              -               -
  Deductions for surrender charges
    (note 2d)                                           -            (300)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (1,109)              -               -             (21)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                       1,534           5,622          16,445             887               -
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                  2,504           4,610          16,929             978               -
  Contract owners' equity
    beginning of period                            24,083          19,473           2,544               -               -
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                          $       26,587          24,083          19,473             978               -
                                           ==============  ==============  ==============  ==============   =============


                                                                          WPSMCOGR
                                       --------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------


Investment activity:
  Reinvested dividends                              -               -               -               -
  Mortality and expense charges
    (note 3)                                        -            (249)           (212)            (50)
                                       --------------  --------------  --------------  --------------
    Net investment activity                         -            (249)           (212)            (50)
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                      -          19,636          20,824          25,594
  Cost of mutual funds sold                         -         (14,863)        (15,610)        (21,195)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   -           4,773           5,214           4,399
  Change in unrealized gain (loss)
    on investments                                  -          (5,217)          2,827              29
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  -            (444)          8,041           4,428
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                          -               -               -               -
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                             -            (693)          7,829           4,378
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 -           4,229           8,281           6,343
  Transfers between funds                           -         (15,770)         (7,578)         13,647
  Surrenders                                        -            (279)         (5,302)           (455)
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        -            (262)         (1,352)         (3,376)
  Deductions for surrender charges
    (note 2d)                                       -             (33)         (1,179)           (103)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       -          (2,146)             (5)           (271)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                       -         (14,261)         (7,135)         15,785
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                  -         (14,954)            694          20,163
  Contract owners' equity
    beginning of period                             -          54,327          53,633          33,470
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                   -          39,373          54,327          53,633
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER, 1998, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

     The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of American Century VP - American Century VP Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

     The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

     Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

     Contract owners may invest in the following funds:

     Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
     (formerly TCI Portfolios, Inc.);
        American Century VP - American Century VP Advantage (ACVPAdv)
          (formerly TCI Portfolios - TCI Advantage)
        American Century VP - American Century VP Balanced (ACVPBal)
          (formerly TCI Portfolios - TCI Balanced)
        American Century VP - American Century VP Capital Appreciation
          (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
        American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt)
          (formerly TCI Portfolios - TCI International) American Century VP
        - American Century VP Value (ACVPValue)
          (formerly TCI Portfolios - TCI Value)

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

     Dreyfus Stock Index Fund (DryStkIx)

     Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
        Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

     Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
        Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        Fidelity VIP - Growth Portfolio (FidVIPGr)
        Fidelity VIP - High Income Portfolio (FidVIPHI)
        Fidelity VIP - Overseas Portfolio (FidVIPOv)

     Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
        Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
        Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

     Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
        Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
   Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by
an affiliated investment advisor);
   Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide
   SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market
   Fund (NSATMyMkt) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT -
   Total Return Fund (NSATTotRe)

Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &
   Berman AMT);
   Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT -
   Partners Portfolio (NBAMTPart)

Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
   Oppenheimer VAF - Bond Fund (OppBdFd) Oppenheimer VAF - Global
   Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro) Oppenheimer VAF - Multiple Strategies Fund (OppMult)

Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II,
   Inc.)

Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
   Strong VIF - Strong Discovery Fund II (StDisc2)
   Strong VIF - Strong International Stock Fund II (StIntStk2)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT); Van Eck
   WIT - Worldwide Bond Fund (VEWrldBd) Van Eck WIT - Worldwide
   Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
     (formerly Van Eck WIT - Gold and Natural Resources Fund)

Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
   Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
     (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

Portfolios of the Warburg Pincus Trust;
   Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

At December 31, 1998, contract owners have invested in all of the above funds except for Morgan Stanley Universal Funds - Emerging Markets Debt Portfolio and Nationwide SAT - Small Cap Value Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

 (7) COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                         ANNUAL
Contract owners' equity represented by:                    UNITS        UNIT VALUE                      RETURN TO
                                                           -----        ----------                      ---------
      American Century VP -
      American Century VP Advantage                        24,904       $ 18.492009    $    460,525        16%

     American Century VP -
      American Century VP Advantage
        Initial Funding by Depositor (note 1a)             25,000         19.938436         498,461        17%

     American Century VP -
      American Century VP Balanced                            955         19.320541          18,451        15%

     American Century VP -
      American Century VP Capital Appreciation              3,978         14.277913          56,798        (3)%

     American Century VP -
      American Century VP Income Growth                       357         10.862660           3,878         9%(a)

     American Century VP -
      American Century VP International                     2,097         16.487231          34,574        18%

     American Century VP -
      American Century VP Value                               496         13.192098           6,543         4%

     The Dreyfus Socially Responsible
      Growth Fund, Inc.                                     2,470         28.323603          69,959        28%

     Dreyfus Stock Index Fund                              15,567         28.091438         437,299        27%

     Dreyfus VIF - Capital Appreciation Portfolio          15,355         13.197284         202,644        29%

     Dreyfus VIF - Growth and Income Portfolio                576         12.772496           7,357        11%

     Fidelity VIP - Equity-Income Portfolio                11,782         35.444796         417,611        11%

     Fidelity VIP - Growth Portfolio                       15,280         40.998916         626,463        38%

     Fidelity VIP - High Income Portfolio                   2,138         26.133234          55,873        (5)%

     Fidelity VIP - Overseas Portfolio                      1,151         18.969496          21,834        12%

     Fidelity VIP-II - Asset Manager Portfolio              3,841         24.821550          95,340        14%

     Fidelity VIP-II - Contrafund Portfolio                23,039         21.209617         488,648        29%

     Fidelity VIP-III - Growth Opportunities Portfolio        596         13.546531           8,074        24%

     Nationwide SAT - Capital Appreciation Fund           252,268         31.669989       7,989,325        29%

     Nationwide SAT - Government Bond Fund                109,393         18.081576       1,977,998         8%

     Nationwide SAT - Money Market Fund                    24,405         13.319323         325,058         4%

     Nationwide SAT - Small Company Fund                    2,608         16.233001          42,336         0%

     Nationwide SAT - Total Return Fund                   574,062         33.070880      18,984,736        17%

     Neuberger & Berman AMT -
      Balanced Portfolio                                   72,841         19.795868       1,441,951        11%

     Neuberger & Berman AMT -
      Growth Portfolio                                      2,465         25.347646          62,482        15%

     Neuberger & Berman AMT -
      Guardian Portfolio                                       55          9.314041             512        (7)%(a)

     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio                         755         14.860392          11,220         4%

     Neuberger & Berman AMT -
      Partners Portfolio                                    5,490         23.514569         129,095         3%

     Oppenheimer VAF - Bond Fund                              621         18.103341          11,242         6%

     Oppenheimer VAF - Global Securities Fund               3,715         18.542353          68,885        13%

     Oppenheimer VAF - Growth Fund                            744         12.857977           9,566        23%

     Oppenheimer VAF - Multiple Strategies Fund               394         22.696024           8,942         6%

     Strong Opportunity Fund II, Inc.                       4,485         30.245312         135,650        13%

     Strong VIF - Strong Discovery Fund II                    972         19.418031          18,874         6%

     Strong VIF - Strong International Stock Fund II        1,368          9.083353          12,426        (6)%

     Van Eck WIT - Worldwide Bond Fund                        116         15.314274           1,776        12%

     Van Eck WIT -
      Worldwide Emerging Markets Fund                         721          5.775322           4,164       (35)%

     Van Eck WIT - Worldwide Hard Assets Fund                 448         12.213207           5,472       (32)%

     Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio                                  1,312         15.895654          20,855       (12)%

     Warburg Pincus Trust -
      International Equity Portfolio                        2,250         11.816371          26,587         5%

     Warburg Pincus Trust -
      Post Venture Capital Portfolio                           81         12.075838             978         6%

     Warburg Pincus Trust -
      Small Company Growth Portfolio                        2,529         15.568525          39,373        (4)%
                                                           ======         =========     ------------
                                                                                        $ 34,839,835
                                                                                        ============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                             KPMG LLP

Columbus, Ohio
February 5, 1999

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                                       27

NATIONWIDE LIFE INSURANCE COMPANY                                        Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA -- COLUMBUS, OHIO 43215-2220         U.S. Postage
28                                                                         PAID
                                                                      Columbus, Ohio
                                                                      Permit No. 521




Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company